Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 3.8%
Media 1.8%
iHeartMedia, Inc., Class A(a)	100,000	1,815,000
Wireless Telecommunication Services 2.0%
Telephone and Data Systems, Inc.	83,900	1,926,344
Total Communication Services		3,741,344
Consumer Discretionary 12.3%
Auto Components 1.9%
Motorcar Parts of America, Inc.(a)	81,700	1,838,250
Hotels, Restaurants & Leisure 7.1%
Extended Stay America, Inc.	60,000	1,185,000
Penn National Gaming, Inc.(a)	16,578	1,738,038
Six Flags Entertainment Corp.(a)	38,000	1,765,860
Texas Roadhouse, Inc.(a)	23,860	2,289,128
Total		6,978,026
Household Durables 1.6%
KB Home	33,555	1,561,314
Textiles, Apparel & Luxury Goods 1.7%
Kontoor Brands, Inc.	35,000	1,698,550
Total Consumer Discretionary		12,076,140
Consumer Staples 2.1%
Food Products 2.1%
Nomad Foods Ltd.(a)	75,600	2,075,976
Total Consumer Staples		2,075,976
Energy 3.4%
Energy Equipment & Services 1.3%
Patterson-UTI Energy, Inc.	179,810	1,282,045
Oil, Gas & Consumable Fuels 2.1%
Devon Energy Corp.	51,650	1,128,553
Renewable Energy Group, Inc.(a)	14,000	924,560
Total		2,053,113
Total Energy		3,335,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 27.2%
Banks 12.6%
First Hawaiian, Inc.	68,000	1,861,160
OceanFirst Financial Corp.	65,000	1,556,100
Pacific Premier Bancorp, Inc.	79,440	3,450,874
Popular, Inc.	28,000	1,968,960
Stock Yards Bancorp, Inc.	30,000	1,531,800
TCF Financial Corp.	43,000	1,997,780
Total		12,366,674
Consumer Finance 1.2%
PROG Holdings, Inc.	28,000	1,212,120
Insurance 5.9%
CNO Financial Group, Inc.	69,000	1,676,010
Hanover Insurance Group, Inc. (The)	16,900	2,187,874
Lincoln National Corp.	31,300	1,949,051
Total		5,812,935
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Ladder Capital Corp., Class A	66,435	783,933
Thrifts & Mortgage Finance 6.7%
Axos Financial, Inc.(a)	75,979	3,571,773
Radian Group, Inc.	127,363	2,961,189
Total		6,532,962
Total Financials		26,708,624
Health Care 6.7%
Biotechnology 0.5%
Ligand Pharmaceuticals, Inc.(a)	3,500	533,575
Health Care Equipment & Supplies 3.2%
CONMED Corp.	13,000	1,697,670
LivaNova PLC(a)	20,000	1,474,600
Total		3,172,270
Health Care Providers & Services 1.1%
LHC Group, Inc.(a)	5,500	1,051,655
Life Sciences Tools & Services 1.9%
Syneos Health, Inc.(a)	25,000	1,896,250
Total Health Care		6,653,750
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 17.1%
Aerospace & Defense 3.3%
Cubic Corp.	26,400	1,968,648
Curtiss-Wright Corp.	11,248	1,334,013
Total		3,302,661
Airlines 1.7%
Spirit Airlines, Inc.(a)	46,000	1,697,400
Commercial Services & Supplies 1.7%
Waste Connections, Inc.	15,190	1,640,216
Electrical Equipment 1.1%
Bloom Energy Corp., Class A(a)	40,368	1,091,954
Machinery 5.8%
ITT, Inc.	19,000	1,727,290
Kennametal, Inc.	36,000	1,438,920
Rexnord Corp.	53,667	2,527,179
Total		5,693,389
Professional Services 1.3%
CACI International, Inc., Class A(a)	5,187	1,279,425
Road & Rail 2.2%
Knight-Swift Transportation Holdings, Inc.	44,340	2,132,311
Total Industrials		16,837,356
Information Technology 10.8%
Communications Equipment 4.4%
Extreme Networks, Inc.(a)	263,400	2,304,750
Viavi Solutions, Inc.(a)	132,200	2,075,540
Total		4,380,290
IT Services 1.5%
EPAM Systems, Inc.(a)	3,675	1,457,836
Semiconductors & Semiconductor Equipment 4.9%
Kulicke & Soffa Industries, Inc.	50,000	2,455,500
MACOM Technology Solutions Holdings, Inc.(a)	40,000	2,320,800
Total		4,776,300
Total Information Technology		10,614,426
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 7.6%
Chemicals 2.4%
Minerals Technologies, Inc.	31,700	2,387,644
Construction Materials 2.6%
Summit Materials, Inc., Class A(a)	89,400	2,504,988
Containers & Packaging 2.0%
O-I Glass, Inc.(a)	135,080	1,991,079
Metals & Mining 0.6%
Warrior Met Coal, Inc.	35,000	599,550
Total Materials		7,483,261
Real Estate 5.6%
Equity Real Estate Investment Trusts (REITS) 5.6%
First Industrial Realty Trust, Inc.	30,000	1,373,700
Gaming and Leisure Properties, Inc.	45,369	1,925,007
Physicians Realty Trust	60,000	1,060,200
QTS Realty Trust Inc., Class A	18,000	1,116,720
Total		5,475,627
Total Real Estate		5,475,627
Utilities 1.5%
Electric Utilities 1.5%
Portland General Electric Co.	31,100	1,476,317
Total Utilities		1,476,317
Total Common Stocks (Cost $67,165,013)		96,477,979

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	1,949,415	1,949,220
Total Money Market Funds (Cost $1,949,220)		1,949,220
Total Investments in Securities (Cost: $69,114,233)		98,427,199
Other Assets & Liabilities, Net		(139,913)
Net Assets		98,287,286

2	Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	1,436,506	5,464,062	(4,951,348)	—	1,949,220	—	395	1,949,415
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7022_03_L01_(03/21)